Commitments and Contingencies (Details) - USD ($)				3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024	May 15, 2023	Apr. 20, 2023	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Dec. 05, 2024
Commitments and Contingencies [Line Items]
Purchase obligation			$ 50,000,000
Issuance percentage			20.00%
Consideration received for issuance of equity line shares	$ 79,491								$ 79,491
Common stock reserved for future issuance, value	$ 50,000,000		$ 50,000,000					$ 50,000,000
Rapid purchases of shares, percentage of average daily trading volume								20.00%	20.00%
Business days									5 days
Rapid purchases of shares, maximum purchase amount								$ 1,000,000	$ 1,000,000
Budgeted amount								50.00%
Research and development expenses				$ 4,152,642		$ 2,826,000		$ 2,858,566	$ 10,223,131	$ 6,376,000	$ 4,108,925
Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock reserved for future issuance, value												$ 50,000,000
Common stock shares issued (in Shares)				700,000	900,000		1,409,638				2,409,638
Stock issuable upon exercise of the warrants (in Shares)											2,633,082
Collaboration Agreement [Member]
Commitments and Contingencies [Line Items]
Research and development expenses								$ 0			$ 6
Cost reimbursement receivable		$ 27,169
White Lion [Member]
Commitments and Contingencies [Line Items]
Equity line shares issued (in Shares)	70,000								70,000
Consideration received for issuance of equity line shares									$ 79,491
Common Stock [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Stock issuable upon exercise of the warrants (in Shares)								2,225,000
Founder Shares [Member]
Commitments and Contingencies [Line Items]
Common stock shares issued (in Shares)								312,200
Private Placement [Member]
Commitments and Contingencies [Line Items]
Common stock shares issued (in Shares)								1,107,500